OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response:10.50


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)
- JUNE 30, 2007 (UNAUDITED)

                                                                           NUMBER OF SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.5%
-----------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.8%
Brambles Ltd.                                                                    101,015                   $  1,042 (a)
Paladin Resources Ltd.                                                           367,432                      2,555 (a,f)
                                                                                                              3,597

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                                      46,745                      4,987

CANADA - 2.9%
Canadian National Railway Co.                                                    100,371                      5,114 (f)
Potash Corp of Saskatchewan                                                       98,058                      7,677 (f)
                                                                                                             12,791

CHINA - 0.6%
China Petroleum & Chemical Corp.                                               2,554,000                      2,853

DENMARK - 0.8%
Group 4 Securicor PLC                                                            488,517                      2,052
Novozymes (Series B)                                                              13,662                      1,580
                                                                                                              3,632

EGYPT - 0.7%
Orascom Construction Industries                                                   47,629                      3,118

FINLAND - 2.1%
Nokia OYJ                                                                        338,016                      9,473 (f)

FRANCE - 10.5%
Accor S.A.                                                                        15,767                      1,391 (f)
Alstom                                                                            21,423                      3,565 (a,f)
AXA S.A.                                                                          92,501                      3,968 (f)
BNP Paribas                                                                       65,953                      7,817 (f)
Credit Agricole S.A.                                                             105,617                      4,277 (f)
Groupe Danone                                                                     16,765                      1,351
LVMH Moet Hennessy Louis Vuitton S.A.                                             30,611                      3,515 (f)
Renault S.A.                                                                      10,240                      1,639 (f)
Schneider Electric S.A.                                                           16,946                      2,369
Suez S.A.                                                                         42,509                      2,425 (f)
Total S.A.                                                                        81,761                      6,615 (f)
Veolia Environnement                                                              76,746                      6,015 (f)
Vinci S.A.                                                                        22,272                      1,659
                                                                                                             46,606

GERMANY - 8.5%
Allianz AG (Regd.)                                                                18,064                      4,228 (f)
Bayer AG                                                                          76,322                      5,767 (f)
DaimlerChrysler AG (Regd.)                                                        26,752                      2,470
E.ON AG                                                                           40,710                      6,821
Linde AG                                                                          44,736                      5,388 (f)
Metro AG                                                                          37,742                      3,127 (f)
RWE AG                                                                            23,553                      2,508 (f)
Siemens AG (Regd.)                                                                52,116                      7,484
                                                                                                             37,793

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.                                    122,995                      3,804

HONG KONG - 1.8%
Esprit Holdings Ltd.                                                              70,000                        890
Hongkong Land Holdings Ltd.                                                      507,997                      2,289
Jardine Matheson Holdings Ltd.                                                    77,808                      1,853
Sun Hung Kai Properties Ltd.                                                     228,550                      2,752
                                                                                                              7,784

INDIA - 0.7%
ICICI Bank Ltd. ADR                                                               49,228                      2,420 (f)
Larsen & Toubro Ltd.                                                               6,829                        366
Reliance Capital Ltd. ADR                                                          7,427                        199 (a,b)
                                                                                                              2,985

ITALY - 5.3%
Banca Intesa S.p.A.                                                              646,402                      4,809
ENI S.p.A.                                                                        34,753                      1,257
Saipem S.p.A.                                                                    292,083                      9,945
UniCredito Italiano S.p.A.                                                       856,886                      7,637 (f)
                                                                                                             23,648

JAPAN - 18.5%
Asahi Glass Company Ltd.                                                         241,014                      3,240 (f)
Bank of Yokohama Ltd.                                                            377,026                      2,633
Chiyoda Corp.                                                                    157,160                      2,986 (f)
East Japan Railway Co.                                                               624                      4,794
Hoya Corp.                                                                        79,500                      2,629 (f)
Ibiden Company Ltd.                                                               67,163                      4,321
Komatsu Ltd.                                                                     137,150                      3,963
Mitsubishi Estate Company Ltd.                                                   278,946                      7,545
Mitsubishi Heavy Industries Ltd.                                                 403,000                      2,573
Mitsubishi UFJ Financial Group, Inc.                                                 711                      7,812
Nidec Corp.                                                                       72,951                      4,267 (f)
Nomura Holdings, Inc.                                                            504,596                      9,772
Sekisui Chemical Company Ltd.                                                     62,988                        485
Seven & I Holdings Company Ltd.                                                  108,100                      3,081
Shiseido Company Ltd.                                                            205,000                      4,363 (f)
Sumitomo Realty & Development Company Ltd.                                        74,000                      2,403
Toray Industries Inc.                                                            992,997                      7,316 (f)
Toyota Motor Corp.                                                               120,592                      7,583
                                                                                                             81,766

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                                         82,882                      5,133 (f)

NETHERLANDS - 3.0%
ING Groep N.V.                                                                   100,453                      4,412
Koninklijke Philips Electronics N.V.                                             211,962                      8,963
                                                                                                             13,375

NORWAY - 3.6%
Acergy S.A.                                                                      200,778                      4,513
Orkla ASA                                                                        116,945                      2,200
Telenor ASA                                                                      466,525                      9,105
                                                                                                             15,818

RUSSIA - 0.5%
Mobile Telesystems OJSC ADR                                                       37,580                      2,276 (a)

SINGAPORE - 1.6%
CapitaLand Ltd.                                                                  652,000                      3,457
Singapore Telecommunications Ltd.                                              1,655,342                      3,685
                                                                                                              7,142

SOUTH AFRICA - 0.8%
MTN Group, Ltd.                                                                  254,643                      3,469

SOUTH KOREA - 1.8%
Hyundai Motor Co.                                                                 17,910                      1,413
Kookmin Bank                                                                      33,793                      2,964
Samsung Electronics Company Ltd.                                                   5,880                      3,595
                                                                                                              7,972

SPAIN - 1.4%
Banco Santander Central Hispano S.A. (Regd.)                                     331,988                      6,089 (f)

SWEDEN - 1.0%
Sandvik AB                                                                       219,619                      4,415

SWITZERLAND - 10.1%
ABB Ltd. (Regd.)                                                                 261,625                      5,879
Adecco S.A. (Regd.)                                                               29,222                      2,253
Credit Suisse Group, (Regd.)                                                      91,558                      6,478 (e)
Holcim Ltd. (Regd.)                                                               17,184                      1,850
Nestle S.A. (Regd.)                                                               20,573                      7,791 (e)
Novartis AG (Regd.)                                                               52,424                      2,933
Roche Holding AG                                                                  56,191                      9,923
Swatch Group AG                                                                    5,569                      1,577
Swiss Reinsurance                                                                 19,505                      1,773
Syngenta AG (Regd)                                                                21,680                      4,212
                                                                                                             44,669

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                                1,995,229                      4,273

UNITED KINGDOM - 14.3%
BG Group, PLC                                                                    172,533                      2,826
BHP Billiton PLC                                                                 402,475                     11,169 (e)
Diageo PLC                                                                       212,292                      4,409
GlaxoSmithKline PLC                                                               97,018                      2,525 (e)
Group 4 Securicor PLC                                                            409,494                      1,725
Lloyds TSB Group, PLC                                                            239,675                      2,662
National Grid PLC                                                                191,488                      2,823
Prudential PLC                                                                   337,720                      4,803
Reed Elsevier PLC                                                                187,050                      2,415
Rio Tinto PLC (Regd.)                                                             64,867                      4,958
Royal Bank of Scotland Group, PLC                                                576,276                      7,284
Smiths Group PLC                                                                  68,880                      1,632
Tesco PLC                                                                        503,745                      4,211
Vodafone Group, PLC                                                            2,881,181                      9,646
                                                                                                             63,088

TOTAL COMMON STOCK                                                                                          422,556
(COST $285,302)

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                 95,200                      1,305
Cia Vale do Rio Doce ADR                                                         219,224                      8,265

TOTAL PREFERRED STOCK                                                                                         9,570
(COST $5,720)

-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                                              76,746                        109 (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                                             432,235
(COST $291,022)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.3%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GEI Short Term Investment Fund
5.55%                                                                          6,837,370                      6,837 (c,g)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 16.7%
State Street Navigator Securities Lending
Prime Portfolio
5.36%                                                                         73,916,709                     73,917 (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                                 80,754
(COST $80,754)

TOTAL INVESTMENTS                                                                                           512,989
(COST $371,776)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.0)%                                                        (70,693)
                                                                                                         -----------
NET ASSETS  - 100.0%                                                                                     $  442,296
                                                                                                         ===========

-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                                        CURRENT
                                                                         NUMBER OF      NOTIONAL     UNREALIZED
DESCRIPTION                                      EXPIRATION DATE         CONTRACTS       VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures                       September 2007             44           $2,683         $45
FTSE 100 Index Futures                            September 2007             10            1,332          16
Topix Index Futures                               September 2007             11            1,581          (2)
                                                                                                        -----
                                                                                                         $59
                                                                                                        =====

The Elfun International Equity was invested in the following sectors at June 30, 2007 (unaudited):

                                                                                                       PERCENTAGE
                                                                                                       (BASED ON
SECTOR                                                                                               MARKET VALUE)
-----------------------------------------------------------------------------------------------------------------------------------
Financials                                                                                                 21.90%
Short-Term                                                                                                 15.74%
Industrials                                                                                                12.42%
Materials                                                                                                  11.34%
Telecommunication Services                                                                                  7.24%
Energy                                                                                                      6.93%
Consumer Discretionary                                                                                      6.30%
Information Technology                                                                                      5.57%
Consumer Staples                                                                                            5.52%
Utilities                                                                                                   4.04%
Healthcare                                                                                                  3.00%
                                                                                                          -------
                                                                                                          100.00%
                                                                                                          =======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $199 or 0.04% of net assets for the Elfun International Equity Fund These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)      Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At June 30,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)      All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+     Percentages are based on net assets as of June 30,2007.



            Abbreviations:

ADR         American Depositary Receipt
REGD.       Registered

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 22, 2007